Other current and non-current assets -Summary of Other current assets (Detail) - EUR (€) € in Thousands	Jun. 30, 2025	Dec. 31, 2024
Trade and other receivables [abstract]
Prepaid expenses	€ 11,364	€ 12,048
Value added tax receivables	950	888
Other assets	11,474	6,310
Total	€ 23,788	€ 19,246